Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of Presentation	Basis of Presentation These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Sinovac Biotech Ltd. and its wholly owned or controlled subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidation.

Use of Estimates

Use of Estimates

In preparation of the Company's consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Significant estimates made by management include provision for sales returns, allowance for credit losses, inventory provisions, the useful lives of long-lived assets, impairment of long-lived assets, fair value of stock-based compensation, the incremental borrowing rate ("IBR") used in the measurement of right-of-use lease assets and lease liabilities, fair values of investments and other financial instruments, and realizability of deferred tax assets. On an ongoing basis, management reviews its estimates to ensure that these estimates appropriately reflect changes in the Company's business and new information as it becomes available. The actual results that the Company experiences may differ materially from these estimates.

Business Combinations

Business Combinations

The Company accounts for its business combinations using the acquisition method in accordance with Accounting Standards Codification ("ASC") Topic 805, Business Combinations. The acquisition method requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Company acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interests in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

Non-controlling Interests

Non-controlling interests

For the Company's non-wholly owned subsidiaries, a non-controlling interests is recognized to reflect the portion of equity that is not attributable, directly or indirectly, to the Company. Non-controlling interests are classified as a separate line item in the equity section of the Company's consolidated balance sheets and have been separately disclosed in the Company's consolidated statements of operations and comprehensive income (loss) to distinguish the interests from those attributable to the Company.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash equivalents consist of highly liquid investments that are readily convertible to cash generally with original maturities of three months or less when purchased.
Restricted Cash

Restricted Cash

Restricted cash is cash held as collateral for transactions the Company has entered into, cash and cash equivalents to be paid under the Company's Employee Incentive Plan, and cash deposited into escrow accounts in connection with declared dividends and interest.

Investments

Investments

Equity method investments

Investments in joint ventures and corporate entities in which the Company can exercise significant influence, but does not own a majority equity interest or otherwise maintain control, are accounted for under the equity method of accounting in accordance with ASC Topic 323, Investments—Equity Method Investments and Joint Ventures ("ASC 323"). Under the equity method, the Company initially records its investment at cost and the difference between the cost of an equity method investment and the Company's proportionate share of the underlying net assets of the investee is included in the carrying amount of the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of its investment to recognize the Company's proportionate share of each equity investee's net income or loss into earnings. The Company will discontinue applying the equity method if an investment (plus additional financial support provided to the investee, if any) has been reduced to zero unless the Company has guaranteed obligations of the investee or is otherwise committed to provide further financial support. Equity method investments are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. No impairment charges were recognized in the years ended December 31, 2025 and 2023. An impairment charge of an immaterial amount was recognized in the year ended December 31, 2024.

Equity security investments

The Company accounts for equity securities in accordance with ASC Topic 321, Investments—Equity Securities ("ASC 321"). Equity securities with readily determinable fair values are carried at fair value with changes in fair value recorded in other income (loss). For equity securities that qualify for the NAV practical expedient, the Company determines fair value using the net asset value ("NAV") of the investments. The fair values of the underlying investments are based on quoted market prices, or independent third-party broker or dealer quotes when quoted market prices are unavailable. For equity securities without readily determinable fair value and do not qualify for the NAV practical expedient, the Company elects to use the measurement alternative to measure those investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. The Company performs a qualitative impairment assessment to determine if such investments are impaired. The qualitative assessment considers all available information, including declines in the financial performance of the issuing entity, the issuing entity's operating environment, and general market conditions. Impairments of equity securities without readily determinable fair values are recorded to other losses.

Debt security investments

All highly liquid investments with original maturities between three months and one year, as well as investments expected to be realized in cash within the next twelve months, are classified as short-term investments; Investments with maturity dates greater than one year from the balance sheet date are classified as long-term investments.

The Company accounts for debt investments in accordance with ASC Topic 320, Investments—Debt Securities ("ASC 320"). The Company classifies the investments in debt as "held-to-maturity," "trading" or "available-for-sale," whose classification determines the respective accounting methods stipulated by ASC 320. Interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities is included in earnings. Any realized gains or losses on the sale of the short-term investments are determined using the first-in, first-out ("FIFO") method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

Securities that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and as stated at amortized cost adjusted for amortization of premiums and accretion of discounts to maturity. The Company has elected an accounting policy under ASC 326‑20‑45‑5 to present accrued interest receivable, net of allowance for credit losses, within the held-to-maturity debt investments in the consolidated balance sheets, rather than as a separate line item. The securities are subjected to the current expected credit losses (CECL) impairment model, which requires the immediate recognition of estimated expected credit losses over the life of the financial instrument. The estimate of expected credit losses considers not only historical information, but also current and future economic conditions and events. No expected credit loss was recognized as of December 31, 2025 and 2024.

Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in "Accumulated other comprehensive income (loss)" on the consolidated balance sheets. Available-for-sale debt securities are reviewed for impairment by determining whether the decline in their market value below carrying value is other-than-temporary. No other-than-temporary impairments and credit losses were recognized as of December 31, 2025 and 2024.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable represents the amounts that the Company has an unconditional right to consideration, and are recorded net of allowance for credit losses. The Company adopted accounts for allowance for credit losses in accordance with ASC Topic 326, Credit Losses ("ASC 326"), which requires the measurement and recognition of expected credit losses for financial assets held at amortized costs. The Company estimates an allowance for credit losses based on historical experience, the age of the accounts receivable balances, credit quality of the Company's customers, current economic conditions and other factors that may affect its customers' ability to pay. The Company adopted the ASU 2025-05 prospectively effective on January 1, 2024, which allows an entity to elect a practical expedient to assume that the current conditions as of the balance sheet date will remain unchanged for the remaining life of the assets when estimating expected credit losses.

Inventories

Inventories

Inventories are stated at the lower of cost or net realizable value. The cost of raw materials, work in progress and finished goods is determined on a weighted-average cost basis and includes direct material, direct labor and overhead costs. Net realizable value represents the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and other costs necessary to make the sale. For work in progress and raw materials, net realizable value reflects estimated selling price of finished goods less costs to complete and sell. In addition, inventories that are not expected to be sold or consumed within the Company's normal operating cycle are classified as other non-current assets.

Prior to initial regulatory authorization for its product candidates, the Company expenses costs relating to raw materials, production, and manufacturing overhead costs as research and development expenses in the consolidated statements of operations in the period incurred. Subsequent to initial regulatory authorization for a product candidate, the Company capitalizes the costs of production as inventory when the Company determines that it has a present right to the economic benefit associated with the product.

Property, Plant and Equipment, Net

Property, Plant and Equipment, Net

Property, plant and equipment are recorded at cost. Repairs and maintenance costs are charged to expenses as incurred, whereas the costs of renewals and betterment that extend the useful lives of property, equipment and software are capitalized as additions to the related assets. Equipment purchased for specific research and development projects with no alternative use are expensed. Assets under construction are not depreciated until construction is completed and the assets are ready for their intended use. Gains and losses from the disposal of property, plant and equipment are recorded in gain or loss on disposal and impairment of property, plant and equipment included in the consolidated statements of operations and comprehensive income (loss).

Depreciation of property, plant and equipment is computed using the straight-line method based on the estimated useful lives of the assets as follows:

Plant and buildings	10 to 30 years
Machinery and equipment	3 to 10 years
Motor vehicles	4 to 7 years
Office equipment and furniture	3 to 10 years
Leasehold improvements	Lesser of useful lives or term of lease
Land	Indefinite

Property, plant and equipment with indefinite useful life are not amortized and are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets may be impaired.

Prepaid Land Use Rights, Net

Prepaid Land Use Rights, Net

All land in the PRC is owned by the PRC government. The PRC government may sell land use rights for a specified period of time. The purchase price of land use rights represents lease prepayments to the PRC government and is recorded as prepaid land use rights on the consolidated balance sheet. Amortization is provided on a straight-line basis over the remaining lease term, which ranges from 20 to 50 years.

Intangible Assets, Net

Intangible Assets, Net

The Company capitalizes patent payment and the purchased cost of vaccines if the vaccine has received a new drug certificate from the National Medical Products Administration ("NMPA") of China. If the vaccine has not received a new drug certificate, the purchase cost is expensed as in-process research and development.

Licenses in relation to the production and sales of biopharmaceutical products are amortized on a straight-line basis over their respective useful lives. Costs incurred to renew or extend the term of licenses are capitalized and amortized over the license's useful life on a straight-line basis.

The costs of acquiring and developing computer software for internal use are capitalized as intangible assets. Computer software related intangible assets are amortized over 3 to 10 years.

The Company recognizes in-process research and development (IPR&D) assets acquired in a business combination at fair value as of the acquisition date and subsequently accounts for them as indefinite-lived intangible assets until completion or abandonment of the associated R&D efforts. The subsequent R&D expenditures related to the acquired IPR&D intangible assets were expensed as incurred. IPR&D are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets may be impaired.

Impairment of Long-Lived Assets with definite lives

Impairment of Long-Lived Assets with definite lives

Long-lived assets with definite lives, including property, plant and equipment, right-of-use assets, and finite-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset group may not be recoverable from the future undiscounted net cash flows expected to be generated by the asset group. An asset group is identified as assets at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets. If the asset group is not fully recoverable, an impairment loss would be recognized for the difference between the carrying value of the asset group and its estimated fair value, based on the discounted net future cash flows or other appropriate methods, such as comparable market values. The Company uses estimates and judgments in its impairment tests and if different estimates or judgment had been utilized, the timing or the amount of any impairment charges could be materially different.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles—Goodwill and Other: Goodwill ("ASC 350-20"), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. The Company first assesses qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If as a result of the qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of each reporting unit exceeds its fair value, an impairment loss equal to the difference between the fair value of the reporting unit and its carrying amount will be recorded.

Application of a goodwill impairment test requires significant management judgment and estimation, such as identification of reporting units, estimating the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

Income Taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the carrying values and tax bases of assets and liabilities using enacted tax rates in effect in the years in which the differences are expected to be reversed. A valuation allowance is provided if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates and laws.

The tax benefit from an uncertain tax position is recognized only if it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority, based on the technical merits of the position. The tax benefits recognized from such a position are measured based on the amount that is greater than 50% likely of being realized upon settlement. The Company recognizes a change in available facts after the reporting date but before issuance of the financial statements in the period when the change in facts occur. Liabilities associated with uncertain tax positions are classified as long−term unless expected to be settled within one year. Interest and penalties related to uncertain tax positions, if any, are recorded in the provision for income taxes and classified with the related liability on the consolidated balance sheets.

Value-Added Taxes

Value-added Taxes

The Company's PRC subsidiaries are subject to value-added taxes ("VAT") on the services and products except for biological products, less any deductible VAT the Company has already paid or borne. They are also subject to surcharges on VAT payments in accordance with PRC law. VAT is not included in the revenue recognized for the Company. Revenue from sales of products and provision of services are generally subject to VAT at the rate of 6% to 13% and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accounts payable and accrued liabilities, and the excess of input VAT over output VAT is reflected in prepaid expenses and other current assets and other non-current assets in the consolidated balance sheets. The Company was subject to the simplified VAT method for biological products at the rate of 3% without any deductible input VAT for PRC subsidiaries which was eligible for the VAT preferential policy.

Revenue from Contracts with Customers

Revenue from Contracts with Customers

Revenue is recognized at a point in time when the performance obligation is satisfied, typically upon delivery, where control of promised goods is transferred to the Company's customers. The Company recognizes revenues from the sales of products under the government stockpiling program when cash has been received and either (a) the products have expired and we obtained government approval of destruction; or (b) the products are delivered per government instruction.

Net product sales are recognized net of provisions for sales returns. Provisions for sales returns are recorded based on contractual terms, the estimate of returns for products sold during the period, and other relevant considerations, using the expected value method or the most likely amount method. Provisions for sales returns are estimated based on historical return data and shelf lives of products as well as inventory levels in distribution channels. We update the estimates periodically and record necessary adjustments in the period when such adjustments are identified. Revenue, net of provisions, is recorded only to the extent that a significant reversal in the amount of cumulative revenue recognized is not probable when the uncertainty associated with the provisions is subsequently resolved. Shipping and handling activities are considered fulfillment activities and not a separate performance obligation. Taxes assessed by governmental authorities that are imposed on and collected from the product sales are excluded from net product sales.

Payment terms generally range from three to twelve months, in line with customary practices in each country. However, for certain contracts, there may be a timing difference between revenue recognition and payment receipt. The Company has evaluated these arrangements and concluded that the significant financing component is immaterial to the financial statements.

For the years ended December 31, 2025, 2024 and 2023, the Company did not have any significant incremental costs of obtaining contracts with customers or costs incurred in fulfilling contracts with customers that shall be recognized as an asset and amortized to expenses in a pattern that matches the timing of the revenue recognition of the related contract.

The Company does not have contract assets since revenue is recognized as control of goods is transferred and the Company has an unconditional right to the consideration since payment is due based only upon the passage of time.

Contract liabilities are generally related to government stockpiling programs and advances received from customers, which are reflected in deferred revenue. For advances received from customers, the Company generally receives up-front payments from overseas customers prior to the transfer of control of the goods. Revenue is recognized when control of the goods is transferred to the customer. If the up-front payments are received but control has not yet been transferred, the amounts are recorded as deferred revenue and recognized as revenue upon the transfer of control.

Cost of Sales

Cost of Sales

Cost of sales includes cost of raw materials, production, and manufacturing overhead costs associated with the Company's product sales during the period. Cost of sales includes inventory provisions for excess, obsolete, or expired inventory. Cost of sales also includes costs associated with underutilized manufacturing capacity. For the year ended December 31, 2025, the Company recognized $11,575 of costs related to underutilized manufacturing capacity (2024 - $17,198, 2023 - $17,300).

Shipping and Handling

Shipping and Handling

Shipping and handling fees billed to customers are included in sales. Costs related to shipping and handling are recognized in selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss). For the year ended December 31, 2025, $11,620 of shipping and handling costs was included in selling, general and administrative expenses (2024 - $7,098, 2023 - $7,631).
Advertising Expenses

Advertising Expenses

Advertising costs are expensed as incurred and included in selling, general and administrative expenses. Advertising costs were $1,168 for the year ended December 31, 2025 (2024 - $1,020, 2023 - $1,883).

Research and Development Expense

Research and Development

Research and development ("R&D") costs are expensed as incurred and are disclosed as a separate line item in the Company's consolidated statements of operations and comprehensive income (loss). R&D costs consist primarily of the remuneration of R&D staff, depreciation, material, clinical trial costs as well as amortization of acquired technology and know-how used in R&D with alternative future uses. R&D costs also include costs associated with collaborative R&D and in-licensing arrangements, including upfront fees paid to collaboration partners in connection with technologies which have not reached technological feasibility and do not have an alternative future use. Reimbursement of R&D costs for arrangements with collaboration partners is recognized when the obligations are incurred.

Under certain R&D arrangements with third parties, the Company may be required to make payments that are contingent on the achievement of specific development, regulatory and/or commercial milestones. Before a product receives regulatory approval, license fees and milestone payments made to third parties are expensed as incurred. License fees and milestone payments made to third parties after regulatory approval received are capitalized as intangible assets, and amortized over the remaining life of the agreement with third parties.

Government Grants

Government Grants

Government grants received from the PRC government by the PRC operating subsidiaries of the Company are recognized when there is reasonable assurance that the amount is receivable and all the conditions specified in the grant have been met. Government grants for specific R&D projects are recorded as deferred government grants upon receipt and are recognized in income when the attached conditions are met. Other subsidies are recognized as government grants upon receipt as further performance is not required. Government grants relate to property, plant and equipment are deferred and recognized as a reduction of the related depreciation and amortization expense over the same periods in which the underlying assets are depreciated.

Retirement and Other Post-retirement Benefits

Retirement and Other Post-retirement Benefits

Full-time employees of the Company in the PRC participate in a government mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require that the Company make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Company has no legal obligation for the benefits beyond the contributions. Total amounts for employee retirement and other post-retirement benefits incurred was $13,864 for the year ended December 31, 2025 (2024 - $21,537, 2023 - $37,710).

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for the contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses these contingent liabilities, which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in legal proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Foreign Currency Translation And Transactions

Foreign Currency Translation and Transactions

The Company maintains accounting records in functional currencies as follows: U.S. dollars ("$") for Sinovac Biotech. Ltd., Sinovac Hong Kong and Sinovac Singapore, Renminbi Yuan ("RMB") for the PRC subsidiaries, and local currencies for the Company's foreign subsidiaries other than above subsidiaries. The Company uses the US$ as its reporting currency.

At the transaction date, each asset, liability, revenue and expense is initially measured into the functional currency by the use of the exchange rate in effect at that date. At each period end, foreign currency monetary assets, and liabilities are re-measured into the functional currency by using the exchange rate in effect at the balance sheet date. The Company recognized foreign exchange loss of $109,787 for the year ended December 31, 2025 (2024 - gain $61,377, 2023 - gain $75,751).

Assets and liabilities of subsidiaries with functional currencies other than US$ are translated into US$ at the exchange rates in effect at the balance sheet date. Revenue and expenses are translated at average exchange rates. Gains and losses from such translations are recorded in accumulated other comprehensive income, a component of shareholders' equity.

Share-based Compensation

Share-based Compensation

Compensation expense for costs related to all share-based payments, including grants of stock options and restricted stock awards, which is recognized through a fair-value based method. The Company uses the Black-Scholes option-pricing model to determine the grant date fair value for stock options. The Company uses the grant date stock price to determine the grant date fair value of restricted shares. The Company has elected to recognize share-based compensation costs using the straight-line method over the requisite service period with a graded vesting schedule, provided that the amount of compensation costs recognized at any date is at least equal to the portion of the grant date value of the awards that are vested at that date. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation costs are recorded net of estimated forfeitures such that expense is recorded only for those awards that are expected to vest.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

The Company's comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss) including foreign currency translation adjustments and unrealized gain (loss) on available-for-sales investments.

Earnings (Loss) Per Share

Earnings (Loss) Per Share

Earnings (loss) per share is calculated in accordance with Accounting Standards Codification ("ASC") 260 Earnings per Share. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to shareholders of Sinovac Biotech Ltd. by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share is computed in accordance with the treasury stock method and based on the weighted average number of common shares and dilutive common share equivalents. Dilutive common share equivalents are excluded from the computation of diluted earnings (loss) per share if their effects would be anti-dilutive.

Leases

Leases

The Company determines if an arrangement is a lease or contains a lease at lease inception. For operating leases, the Company recognizes a right-of-use asset and a lease liability based on the present value of the lease payments over the lease term on the consolidated balance sheets at commencement date. As most of the Company's leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located.

Fair Value Measurements

Fair Value Measurements

Assets and liabilities subject to fair value measurements are required to be disclosed within a specified fair value hierarchy. The fair value hierarchy ranks the quality and reliability of inputs, or assumptions, used in the determination of fair value and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following categories based on the lowest level input used that is significant to a particular fair value measurement:

•
Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
•
Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, or quoted prices for identical or similar assets and liabilities in markets that are not active.
•
Level 3 — Unobservable inputs for the asset or liability.

Fair Value Measurements on a Recurring Basis

Fair value of mutual funds classified as equity securities is measured based on quoted prices in active markets. Fair value of financial institution products other than mutual funds, which is classified as available-for-sale debt investments, is measured based on significant other observable inputs. There were no transfers between fair value measurements levels for the years ended December 31, 2025, 2024 and 2023.

Fair Value Measurements on a Nonrecurring Basis

For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured to fair value. No impairment losses were recognized for the years ended December 31, 2025, 2024 and 2023.

The Company also measures property, plant and equipment and intangible assets at fair value on a non-recurring basis only if an impairment charge were to be recognized. The fair value of the asset or asset group is determined using income approach or market approach with unobservable inputs (Level 3), depending on the underlying nature of the asset or the asset group. The impairment of long-lived assets for the years ended December 31, 2025, 2024 and 2023 was disclosed in Note 8 and 10.

The Company tested for impairment of goodwill and IPR&D from acquisition on an annual basis as of December 31, and in between annual tests when the impairment indicators occur. The quantitative impairment test consists of a comparison of the fair value of the reporting unit and the asset with the carrying amount. The impairment of goodwill and IPR&D for the year ended December 31, 2025 was disclosed in Note 12.

Fair Value of Financial Instruments

The carrying values of cash equivalents, restricted cash, short term held-to-maturity debt securities, accounts receivable, accounts payable, accrued liabilities, short-term bank loans and the current portion of long-term debt approximate their fair value because of their short-term nature. And the carrying amounts of long-term held-to-maturity debt investments and bank loans approximate fair value as the related interest rates approximate rates currently offered by financial institutions for similar debt instruments.

Assets and liabilities measured on a recurring basis or disclosed at fair value as of December 31, 2025 and 2024 are summarized below:

	Fair value measurement or disclosure
	at December 31, 2025 using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$110,868	$—	$110,868	$—
Equity securities (b)	312,883	312,883	—	—
Total recurring fair value measurements	$423,751	$312,883	$110,868	$—

	Fair value measurement or disclosure
	at December 31, 2024 using
Fair value measurements on a recurring basis	Total	Level 1	Level 2	Level 3
Short-term investments:
Available-for-sale debt investments (a)	$2,134,316	$—	$2,134,316	$—
Equity securities (b)	712,181	712,181	—	—
Total recurring fair value measurements	$2,846,497	$712,181	$2,134,316	$—

(a) Available-for-sale debt investments primarily consist of corporate bonds, mortgage-backed securities ("MBS"), asset-backed securities ("ABS"), and government-related bonds.

(b) Equity securities measured at fair value primarily consist of mutual funds.

Certain investments that are measured at fair value using net asset value as a practical expedient under ASC 820 have not been categorized in the fair value hierarchy. As of December 31, 2025 and 2024, the fair value of these assets are $2,804 million and $5,117 million.

The following table summarizes investments for which fair value is measured using the net asset value per share practical expedient as of December 31, 2025:

December 31, 2025	Fair value	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period	Expected Liquidation Term	Redemption Provisions
Collective investment schemes not subject to redemption restrictions	$1,547,926	N/A	Three times weekly	N/A	N/A	No other material restrictions on redemption
Collective investment schemes subject to redemption restrictions	14,696	N/A	Three times weekly	N/A	N/A	14-day lock-up for new subscriptions
Single-investor trust products not subject to redemption restrictions	778,465	N/A	Daily or three times weekly	Varies, up to 5-business-day	N/A	No other material restrictions on redemption
Single-investor trust products subject to redemption restrictions	2,427	N/A	Daily	N/A	N/A	180-calendar-day lock-up for new subscriptions
Others	460,839	N/A	Daily	N/A	N/A	No other material restrictions on redemption
	$2,804,353

Concentration of Risks

Concentration of Risks

Exchange Rate Risks

The Company operates in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the U.S. dollars and the RMB. In 2025, foreign exchange loss is $109,787 (2024 gain - $61,377, 2023 gain - $75,751). As of December 31, 2025, cash and cash equivalents of $88,080 (RMB616 million) is denominated in RMB (2024 - $148,827 (RMB1,086 million)).

Currency Convertibility Risks

Substantially all of the Company's operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place through the banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the relevant regulatory institutions requires submitting a payment application form together with other information such as suppliers' invoices, shipping documents and signed contracts.

Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentration of credit risks consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable, the balances of which are stated on the consolidated balance sheets which represent the Company's maximum exposure. The Company places its cash and cash equivalents, restricted cash, and short-term investments in reputable financial institutions in Hong Kong and China.

Concentration of credit risks with respect to accounts receivable is linked to the concentration of revenue. The Company's customers are mainly various government agencies in China. For the year ended December 31, 2025, Pan American Health Organization ("PAHO") accounted for approximately 18% of the total sales. No single customer of the Company accounted for more than 10% of the total sales for the years ended December 31, 2024 and 2023. As of December 31, 2025 and 2024, no single customer of the Company accounted for more than 10% of the total accounts receivable. To manage credit risk, the Company performs ongoing credit evaluations of customers' financial condition.

Interest Rate Risks

The Company is subject to interest rate risk. Interests of the interest-bearing loans are charged at variable rates based on the benchmark rates published by People's Bank of China (note 13).

Segment Information

Segment Information

The Company determines its reportable segments based on how the chief operating decision-maker ("CODM") manages the business, allocates resources, makes operating decisions, and evaluates operating performance. The Company operates with one reportable segment, as the CODM, which is a management committee comprised of senior executives, allocated resources and assessed performance based upon consolidated financial information. Accordingly, the consolidated financial statements include segment information which reflects the current composition of the reportable segments in accordance with ASC Topic 280, Segment Reporting.

Recently Issued Accounting Standards

Recently Issued Accounting Standards

Adopted

On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. The ASU amends ASC 740-10-50-12 to require public business entities ("PBEs") to disclose a reconciliation between the amount of reported income tax expense (or benefit) from continuing operations and the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory federal (national) income tax rate of the jurisdiction (country) of domicile. If a PBE is not domiciled in the United States, the federal (national) income tax rate in such entity's jurisdiction (country) of domicile shall normally be used in the rate reconciliation. The amendments prohibit the use of different income tax rates for subsidiaries or segments. Further, PBEs that use an income tax rate in the rate reconciliation that is other than the U.S. income tax rate must disclose the rate used and the basis for using it. The ASU also adds ASC 740-10-50-12A, which requires entities to annually disaggregate the income tax rate reconciliation into the following eight categories by both percentages and reporting currency amounts: (1) State and local income tax, net of federal (national) income tax effect; (2) Foreign tax effects; (3) Effect of changes in tax laws or rates enacted in the current period; (4) Effect of cross-border tax laws; (5) Tax credits; (6) Changes in valuation allowances; (7) Nontaxable or nondeductible items; (8) Changes in unrecognized tax benefits. PBEs must apply the ASU's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Early adoption is permitted. Entities may apply the amendments prospectively or may elect retrospective application. The Company adopted the ASU on January 1, 2025, prospectively. The Company updated the disclosure in accordance with the requirements in ASC 740-10-50-12 in 2025.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities ("ASU 2025-10"), to improve generally accepted accounting principles by establishing authoritative guidance on the accounting for government grants received by business entities. The amendments establish the accounting for a government grant received by a business entity, including guidance for (1) a grant related to an asset and (2) a grant related to income. The guidance is effective for fiscal years beginning after December 15, 2028, with early adoption permitted, and it can be applied using one of the following approaches: (1) a modified prospective approach; (2) a modified retrospective approach and (3) a retrospective approach to all government grants. The Company adopted the ASU 2025-10 effective January 1, 2025, with prospective application. The adoption did not have a material impact on the Company's consolidated financial statements or related disclosure.

Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (Subtopic 220-40). The ASU requires the disaggregated disclosure of specific expense categories, including purchases of inventory, employee compensation, depreciation, and amortization, within relevant income statement captions. This ASU also requires disclosure of the total amount of selling expenses along with the definition of selling expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Adoption of this ASU can either be applied prospectively to consolidated financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the consolidated financial statements. Early adoption is also permitted. This ASU will likely result in the required additional disclosures being included in the Company's consolidated financial statements, once adopted. We are currently evaluating the provisions of this ASU.

All other newly issued accounting pronouncements that are not yet effective have been deemed either immaterial or not applicable.

Reclassification	Reclassification Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.